Stock Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Activity For Restricted Stock And Deferred Stock Awards

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2011	8,768,707	$43.94
Granted	3,849,600	59.44
Vested	(1,765,109)	47.49
Forfeited	(415,310)	46.51

Balance at December 31, 2011	10,437,888	48.67

Stock Option Awards

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2011	3,680,512	$26.14
Options exercised	(3,545,486)	26.18
Options cancelled	(71,082)	23.33

Balance/Exercisable at December 31, 2011	63,944	$27.07	2 years	$3 million